Document and Entity Information	Mar. 25, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	FEDEX CORP
Amendment Flag	true
Entity Central Index Key	0001048911
Document Type	8-K/A
Document Period End Date	Mar. 25, 2022
Entity File Number	1-15829
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	62-1721435
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	(901)
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by FedEx Corporation (“FedEx” or the “Company”) on March 28, 2022 (the “Original Filing”). The Original Filing announced that on March 25, 2022, Frederick W. Smith, Chairman of the Board and Chief Executive Officer of FedEx, had informed the Company’s Board of Directors (the “Board”) that he would step down from his position as Chief Executive Officer effective May 31, 2022, and that effective June 1, 2022, the Board appointed Mr. Smith to serve as Executive Chairman and Chairman of the Board. Rajesh Subramaniam, who previously served as President and Chief Operating Officer of FedEx, was appointed President and Chief Executive Officer of FedEx effective June 1, 2022. The sole purpose of this Amendment is to provide additional information regarding the compensation of Mr. Smith and Mr. Subramaniam in their new roles, as approved by the independent members of the Board on June 13, 2022, based upon the recommendation of the Board’s Compensation and Human Resources Committee.
Common Stock Par Value Zero Point One Zero Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
M 0.450 Notes Due 20255 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2025
Trading Symbol	FDX 25A
Security Exchange Name	NYSE
M 1.625 Notes Due 20271 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
M 0.450 Notes Due 20292 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2029
Trading Symbol	FDX 29A
Security Exchange Name	NYSE
M 1.300 Notes Due 20313 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2031
Trading Symbol	FDX 31
Security Exchange Name	NYSE
M 0.950 Notes Due 20334 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Notes due 2033
Trading Symbol	FDX 33
Security Exchange Name	NYSE